Notes to the consolidated financial statements	6 Months Ended
Jun. 30, 2022
Notes to the consolidated financial statements
Notes to the consolidated financial statements

3. Notes to the consolidated financial statements

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Six months ended June 30
	2021	2022
	EUR k	EUR k
Belgium
GSK	29,335	43,041
Germany
Boehringer Ingelheim	2,051	—
Switzerland
CRISPR	169	586
Netherlands
Genmab	870	892
Total	32,425	44,519

Of these revenues, all of which were recognized over time as part of collaboration agreements, during the six months ended June 30, 2022 EUR 31,818k (2021: EUR 27,730k) related to (i) delivery of research services combined with an IP license (recognized from the upfront payments as further illustrated in the table below) and the reaching of a milestone, (ii) EUR 431k (2021: EUR 338k) related to delivery of products and (iii) EUR 12,270k (2021: EUR 4,357k) were recognized from those research and development services considered distinct within the agreements.

Of the total revenues recognized, in the six months ended June 30, 2022, EUR 43,041k in revenue was recognized under the collaboration agreements with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens (”GSK I”) and in April 2021 for research, development and manufacturing of next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches, such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV (“GSK II”). In the first quarter of 2022, the Company reached a development milestone of EUR 10,000k under the GSK I collaboration. Therefore, revenue for the six months ending June 30, 2022, also includes recognition of EUR 5,321k of the milestone amount. The remaining EUR 4,679k of the milestone amount is deferred as contract liability and will be recognized into revenue through the estimated completion date of Phase 1 clinical trials, which represents the period of time during which CureVac is responsible for development as, subsequent to this period, GSK will be responsible for further development and commercialization. In the six months ended June 30, 2021, revenue primarily consisted of EUR 29,335k recognized from the upfront payments under the collaboration with GSK.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and	Revenue recognized from
		milestones payments included	milestones payments included	upfront and milestones payments
		in contract	in contract	for six months ended
	Upfront payments	liabilities at	liabilities at	June 30,
Customer	June 30, 2022	December 31, 2021	June 30, 2022	2021	2022

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	135,494	114,725	24,631	30,769
CRISPR	USD 3,000k (EUR 2,524k)*	1,239	1,084	155	155
Boehringer Ingelheim	EUR 30,000k	—	—	2,051	—
Genmab	USD 10,000k (EUR 8,937k)*	5,362	4,469	894	894
Total		142,095	120,278	27,731	31,818

* Translated at the currency exchange rate prevailing on the transaction date.

Contract balances:

	December 31,	June 30,
	2021	2022
	EUR k	EUR k
Trade receivables	18,504	13,341
Contract liabilities	142,095	120,278

Trade receivables are non-interest bearing and are generally settled within 30 to 45 days. The contract liabilities contain upfront payments and milestone payments from Collaboration agreements.

3.2 Cost of sales

The cost of sales consists of the following:

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Personnel	(9,390)	(13,869)
Materials	(2,912)	(36,883)
Third-party services	(31,388)	(19,516)
Maintenance and lease	(2,543)	(1,150)
Amortization and depreciation	(1,594)	(8,326)
Other	(5,329)	(169)
Total	(53,156)	(79,913)

During the six months ended June 30, 2022, cost of sales mainly increased compared to the same period of 2021 due to increased write-offs for raw materials amounting to EUR 34,640k, which were procured for manufacture into products to sell to GSK are now no longer expected to be purchased. The prior year Third Party Services have been higher due to last year’s set-up activities for production process for CVnCoV.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Personnel	(664)	(560)
Amortization and depreciation	(43)	(32)
Other	(322)	(227)
Total	(1,029)	(819)

Personnel expenses mainly include salary and salary-related expenses, during the six months ended June 30, 2022 of EUR 499k (June 30, 2021: 543) and share-based payment expense of EUR 61k (June 30, 2021: 121k).

3.4 Research and development expenses

R&D expenses consists of the following:

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Materials	(5,928)	(23,419)
Personnel	(15,219)	(14,849)
Amortization and depreciation	(1,795)	(2,119)
Patents and fees to register a legal right	(1,413)	(1,354)
Third-party services	(210,590)	21,053
Maintenance and lease	(142)	(464)
Other	(1,180)	(1,270)
Total	(236,267)	(22,422)

During the six months ended June 30, 2022, research and development expenses decreased significantly in comparison to the same period of 2021, as the prior period was largely impacted by the Group´s CVnCoV program in 2021. In the prior year, these expenses consist primarily of cost incurred to CROs involved in the CVnCoV development as well as materials used in the administration of clinical trials. As a result of more participants leaving the clinical trials, prior to completion, than originally estimated and of renegotiations of contracts with CROs, in the six months ended June 30, 2022, the estimated outstanding costs for the CVnCoV studies decreased resulting in reversal of provision for onerous contracts in the amount of EUR 21,303k. Additionally, a net gain for a change of estimate in the contract termination provisions resulted primarily from GSK taking over, from the Group, committed capacity at Novartis (see Note 3.6 for additional information). The net effect of these two events resulted in an overall gain within the Third-party services category.

Further, in the six months ended on June 30, 2022 the balance was impacted by further consumption of inventory. As of June 30, 2022, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized. In 2021, according to the terms and conditions of the grant from BMBF, the Group earned income (recognized in other operating income) for certain eligible expenses incurred for the COVID-19 vaccine development; refer to Note 3.6 for more information on amounts recognized from this grant in the six months ended June 30, 2021.

Personnel expenses mainly include salary and salary-related expenses, during the six months ended June 30, 2022 of EUR 14,759k (June 30, 2021: EUR 14,849k) and share-based payment expense of EUR 90k (June 30, 2021: 370k).

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Personnel	(19,362)	(18,971)
Maintenance and lease	(1,230)	(2,704)
Third-party services	(18,785)	(12,796)
Legal and other professional services	(3,491)	(5,320)
Amortization and depreciation	(3,325)	(6,091)
Other	(4,458)	(5,796)
Total	(50,651)	(51,678)

Personnel expenses mainly include salary and salary-related expenses, during the six months ended June 30, 2022, of EUR 15,525k (June 30, 2021: EUR 11,642k) and share-based payment expense of EUR 3,446k (June 30, 2021: EUR 7,720k). During the six months ended June 30, 2022, third-party services expenses decreased, compared to the same period of 2021, mainly due to less consulting services. The increase in “Other” mainly result from additional insurance costs of EUR 2,769k, mainly related to the D&O insurance (June 30, 2021: EUR 2,343k).

3.6 Other operating income

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Compensation for CMO transfer	—	33,961
Reimbursement claim	—	610
Sale of equipment	—	310
Grants and other cost reimbursements from government agencies and similar bodies	45,110	104
Other	124	222
Total	45,234	35,207

In March 2022, CureVac AG and GlaxoSmithKline Biologicals SA amended and restated the 2020 GSK agreement and the GSK COVID Agreement in connection with GSK entering into a direct agreement with Novartis for use of Novartis as a CMO at the same time as CureVac exits its CMO agreement with Novartis. Additionally, under the restated agreement, CureVac is entitled to further compensation by GSK. The compensations mainly consist of a consideration for set-up activities undertaken by CureVac (EUR 20,500k) and for reimbursement of prepayments (EUR 12,000k), which were recognized in other operating income in the six months ended June 30, 2022. As an additional result of this agreement, certain reserved capacity at Novartis was also taken over from the Group by GSK, which resulted in the reversal of provisions of EUR 25,059k which had been recognized as of December 31, 2021, and the recognition of a corresponding gain in research and development expenses in the six months ended June 30, 2022.

During the six months ended June 30, 2022 and 2021, income from grants with government agencies and similar bodies resulted from the following:

German Federal Ministry of Education and Research (BMBF)

In 2020, the Company received a grant from BMBF to support the development of its COVID-19 vaccine candidate for which it was determined that the arrangement contained two components: a grant component (in the scope of IAS 20) and a supply component (in the scope of IFRS 15). The grant terminated in 2021. With regard to the grant component, during the six months ended June 30, 2021, the Group has recognized grant income in the amount of EUR 44,090k (June 30, 2022: EUR 0).

Coalition for Epidemic Preparedness Innovations (CEPI)

In January 2020, CureVac and CEPI entered into a collaboration to develop a vaccine against the new coronavirus SARS-CoV-2. The aim of the cooperation is to safely advance vaccine candidates into clinical testing as quickly as possible. The agreement builds upon the existing partnership between CureVac and CEPI to develop a rapid-response vaccine platform and included additional initial funding of up to USD 8,300k. In May 2020, CEPI increased its grant award to the Group for SARS-CoV-2 vaccine development to up to USD 15,300k.

For the six months ended June 30, 2022, CureVac recognized the reimbursement by CEPI of approved expenses of EUR 8k (June 30, 2021: EUR 23k) as “other operating income”. As of June 30, 2022, EUR 1,281k in grant funds received have been deferred and are presented within other liabilities (December 31, 2021: EUR 1,288k).

Bill & Melinda Gates Foundation (BMGF)

For the six months ended June 30, 2022, CureVac recognized EUR 96k (June 30, 2021: EUR 211k) from the amortization of the grants on a straight-line basis into other operating income. As of June 30, 2022, EUR 1,782k in grant funds received have been deferred and presented within other liabilities (December 31, 2021: EUR 1,879k).